Employee Benefit Plans (Stock Based Compensation) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of Share Based Payments		$ 153	$ 175	$ 240
Expected Volatility		20.00%
Expected Volatility, Minimum			20.00%	22.00%
Expected Volatility, Maximum			23.00%	26.00%
Expected term (in years)		6 years 6 months
Weighted-average volatility		20.00%	21.00%	26.00%
Expected dividend yield		2.70%	2.20%	2.20%
Risk-free rate, minimum		0.20%	0.00%	0.00%
Risk-free rate, maximum		2.60%	2.20%	3.10%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)			6 years 9 months	8 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)			6 years	7 years 7 months 6 days
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
December 31, 2015, Shares		1,879
Granted, Shares		397
Exercised/earned, Shares		239
Cancelled, Shares		14
December 31, 2016, Shares		2,023	1,879
December 31, 2015, Average Price	[1]	$ 86.19
Granted, Average Price	[1]	95.57
Exercised/Earned, Average Price	[1]	71.57
Cancelled, Average Price	[1]	92.02
December 31, 2016, Average Price	[1]	$ 89.72	$ 86.19
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
December 31, 2015, Shares		38,111
Granted, Shares		4,740
Exercised/earned, Shares		5,760
Cancelled, Shares		678
December 31, 2016, Shares		36,413	38,111
December 31, 2015, Average Price	[1]	$ 83.58
Granted, Average Price	[1]	95.40
Exercised/Earned, Average Price	[1]	69.19
Cancelled, Average Price	[1]	95.03
December 31, 2016, Average Price	[1]	$ 87.18	$ 83.58
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
December 31, 2015, Shares		2,170
Granted, Shares		687
Exercised/earned, Shares		372
Cancelled, Shares		518
December 31, 2016, Shares		1,967	2,170
December 31, 2015, Average Price	[2]	$ 101.78
Granted, Average Price	[2]	95.29
Exercised/Earned, Average Price	[2]	84.03
Cancelled, Average Price	[2]	85.92
December 31, 2016, Average Price	[2]	$ 107.05	$ 101.78
Other Incentive Shares/Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
December 31, 2015, Shares		1,467
Granted, Shares		698
Exercised/earned, Shares		339
Cancelled, Shares		207
December 31, 2016, Shares		2,033	1,467
Stock Options/Stock Appreciation Rights SARS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Awards Vested and Expected to Vest, Awards		38,314
Equity Awards Vested and Expected to Vest, Average Price	[3]	$ 86.58
Equity Awards Vested and Expected to Vest, Average Intrinsic Value		$ 917
Equity Awards Vested and Expected to Vest, Remaining Term		5 years 4 months 24 days
Equity Awards That Are Exercisable, Awards		25,574
Equity Awards That Are Exercisable, Average Price	[3]	$ 77.64
Equity Awards That Are Exercisable, Aggregate Intrinsic Value		$ 824
Equity Awards That Are Exercisable, Remaining Term		4 years 2 months 12 days
Performance Share Units/Other Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Awards Vested and Expected to Vest, Awards		2,376
Equity Awards Vested and Expected to Vest, Average Price	[3]	$ 0
Equity Awards Vested and Expected to Vest, Average Intrinsic Value		$ 260
Equity Awards Vested and Expected to Vest, Remaining Term		2 years 9 months 18 days
Continuing operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of Share Based Payments		$ 152	$ 158	$ 219
Discontinued operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of Share Based Payments		$ 1	$ 17	$ 21

[1]	weighted-average exercise price
[2]	weighted-average grant stock price
[3]	weighted-average exercise price per share